iShares
®
MSCI Pacific ex Japan ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  63 .9%
ANZ Group Holdings Ltd. ................... 2,822,210 $ 71,456,268
APA Group ............................. 1,232,878 8,920,976
Aristocrat Leisure Ltd. ...................... 508,649 18,275,970
ASX Ltd. .............................. 193,175 6,416,563
BHP Group Ltd. .......................... 4,767,817 212,255,386
Brambles Ltd. ........................... 1,263,323 15,045,786
CAR Group Ltd. .......................... 333,999 5,956,535
Cochlear Ltd. ........................... 61,801 4,451,426
Coles Group Ltd. ......................... 1,262,722 19,676,797
Commonwealth Bank of Australia .............. 1,568,840 185,931,519
Computershare Ltd. ....................... 491,652 12,182,708
CSL Ltd. ............................... 455,630 31,644,033
Evolution Mining Ltd. ...................... 1,895,131 16,695,020
Fortescue Ltd. ........................... 1,518,238 24,384,209
Goodman Group ......................... 1,866,214 42,408,838
Insurance Australia Group Ltd. ................ 2,106,048 11,575,564
Lottery Corp. Ltd. (The) ..................... 2,061,092 8,006,424
Lynas Rare Earths Ltd.
(a)
.................... 845,344 11,622,200
Macquarie Group Ltd. ...................... 341,432 58,548,458
Medibank Pvt Ltd. ........................ 2,627,886 9,050,543
National Australia Bank Ltd. .................. 2,874,932 77,165,064
Northern Star Resources Ltd. ................. 1,273,805 17,362,752
Origin Energy Ltd. ........................ 1,605,373 12,527,593
PLS Group Ltd.
(a)
......................... 2,929,851 13,641,404
Pro Medicus Ltd. ......................... 53,912 5,125,131
Qantas Airways Ltd. ....................... 677,238 4,582,567
QBE Insurance Group Ltd. .................. 1,409,717 22,908,680
REA Group Ltd. .......................... 49,804 5,327,735
Rio Tinto Ltd. ........................... 349,221 46,706,380
Santos Ltd. ............................. 3,035,512 17,034,396
Scentre Group ........................... 4,867,553 13,372,652
SGH Ltd. .............................. 190,804 5,634,675
Sigma Healthcare Ltd. ..................... 4,866,305 10,265,581
Sonic Healthcare Ltd. ...................... 424,289 5,940,823
South32 Ltd. ............................ 4,201,793 14,576,520
Stockland .............................. 2,228,412 6,549,234
Suncorp Group Ltd. ....................... 1,019,702 12,716,542
Telstra Group Ltd. ........................ 3,728,585 13,960,253
Transurban Group ........................ 2,922,349 31,430,530
Vicinity Ltd. ............................. 3,575,599 6,490,704
Washington H Soul Pattinson & Co. Ltd. ......... 319,140 9,973,973
Wesfarmers Ltd. ......................... 1,063,879 60,881,302
Westpac Banking Corp. .................... 3,204,488 82,853,961
WiseTech Global Ltd. ...................... 178,184 4,632,324
Woodside Energy Group Ltd. ................. 1,766,881 38,651,296
Woolworths Group Ltd. ..................... 1,145,695 28,966,292
Xero Ltd.
(a)
............................. 150,073 8,154,753
1,351,938,340
a
Hong Kong  —  18 .0%
AIA Group Ltd. .......................... 9,855,814 103,385,264
BOC Hong Kong Holdings Ltd. ................ 3,494,000 21,349,503
CK Asset Holdings Ltd. ..................... 1,661,232 10,029,900
CK Hutchison Holdings Ltd. .................. 2,515,232 22,631,721
CK Infrastructure Holdings Ltd. ................ 577,208 4,368,973
CLP Holdings Ltd. ........................ 1,551,500 15,140,156
Futu Holdings Ltd. , ADR .................... 63,078 6,564,528
Galaxy Entertainment Group Ltd. .............. 1,855,000 7,388,395
Henderson Land Development Co. Ltd. .......... 1,254,442 4,952,653
HKT Trust & HKT Ltd. , Class SS ............... 3,291,338 5,081,753
Hong Kong & China Gas Co. Ltd. .............. 10,734,253 9,814,019
Hong Kong Exchanges & Clearing Ltd. .......... 1,048,900 53,556,795
Security Shares Value
a
Hong Kong (continued)
Hongkong Land Holdings Ltd. ................ 908,900 $ 6,928,471
Jardine Matheson Holdings Ltd. ............... 151,000 10,033,774
Link REIT .............................. 2,453,163 12,645,588
MTR Corp. Ltd.
(b)
......................... 1,479,286 5,952,247
Power Assets Holdings Ltd. .................. 1,306,500 10,018,609
Sands China Ltd. ......................... 2,261,600 4,418,327
Sino Land Co. Ltd. ........................ 3,602,800 5,429,221
SITC International Holdings Co. Ltd.
(b)
........... 1,272,000 5,628,260
Sun Hung Kai Properties Ltd. ................. 1,226,500 20,598,735
Swire Pacific Ltd. , Class A ................... 335,500 3,491,346
Techtronic Industries Co. Ltd. ................. 1,287,707 19,116,766
WH Group Ltd.
(c)
......................... 7,296,000 8,419,845
Wharf Real Estate Investment Co. Ltd. .......... 1,428,600 4,378,299
381,323,148
a
New Zealand  —  1 .8%
Auckland International Airport Ltd. ............. 1,581,695 7,833,329
Contact Energy Ltd. ....................... 872,889 4,986,841
Fisher & Paykel Healthcare Corp. Ltd. ........... 555,161 12,397,367
Infratil Ltd. ............................. 845,795 7,959,615
Meridian Energy Ltd. ...................... 1,249,465 4,386,046
37,563,198
a
Singapore  —  15 .7%
CapitaLand Ascendas REIT .................. 3,816,717 7,479,890
CapitaLand Integrated Commercial Trust ......... 5,702,799 10,150,719
CapitaLand Investment Ltd. .................. 2,183,200 4,343,466
DBS Group Holdings Ltd. ................... 1,933,910 95,260,239
Grab Holdings Ltd. , Class A
(a)
................. 2,231,849 7,900,745
Keppel Ltd. ............................. 1,317,000 11,106,281
Oversea-Chinese Banking Corp. Ltd. ........... 3,075,324 56,445,786
Sea Ltd. , ADR
(a)
.......................... 352,620 31,922,689
Sembcorp Industries Ltd.
(b)
.................. 830,700 4,159,162
Singapore Airlines Ltd.
(b)
.................... 1,456,650 7,738,240
Singapore Exchange Ltd. ................... 777,600 13,330,903
Singapore Technologies Engineering Ltd. ......... 1,456,800 12,999,765
Singapore Telecommunications Ltd. ............ 6,949,928 23,648,800
United Overseas Bank Ltd. .................. 1,137,400 33,510,168
Wilmar International Ltd. .................... 1,541,000 4,335,395
Yangzijiang Shipbuilding Holdings Ltd. ........... 2,446,900 6,980,786
331,313,034
a
Total Long-Term Investments — 99.4%
(Cost: $ 1,777,318,306 ) ............................... 2,102,137,720
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 5,666,380 5,668,080
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 1,237,538 1,237,538
a
Total Short-Term Securities — 0.3%
(Cost: $ 6,905,109 ) .................................. 6,905,618
Total Investments —  99.7%
(Cost: $ 1,784,223,415 ) ............................... 2,109,043,338
Other Assets Less Liabilities — 0 .3% ...................... 6,838,628
Net Assets — 100.0% ................................. $ 2,115,881,966
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Pacific ex Japan ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 11,017,227  $ —  $ (5,347,177)
(a)
$ (831) $ (1,139) $ 5,668,080  5,666,380  $ 28,809
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 640,000  597,538
(a)
—  —  —  1,237,538  1,237,538  29,913  —
$ —  $ (831) $ (1,139)
$ 6,905,618
$ 58,722  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 64 06/18/26 $ 10,063 $ 42,548
MSCI Singapore Index .................................................................. 103 06/29/26 3,721 1,641
$ 44,189

iShares
®
MSCI Pacific ex Japan ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 91,733,038  $ 2,010,404,682  $ —  $ 2,102,137,720
Short-Term Securities
Money Market Funds ...................................... 6,905,618  —  —  6,905,618
$ 98,638,656  $ 2,010,404,682  $ —  $ 2,109,043,338
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 44,189  $ —  $ —  $ 44,189
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)